NEOS S&P 500® High Income ETF (SPYI)
NEOS Enhanced Income Aggregate Bond ETF (BNDI)
NEOS Enhanced Income 1-3 Month T-Bill ETF (CSHI)
NEOS Nasdaq-100® High Income ETF (QQQI)
NEOS MSCI EAFE High Income ETF (NIHI)
NEOS Gold High Income ETF (IAUI)
NEOS Bitcoin High Income ETF (BTCI)
NEOS Enhanced Income 20+ Year Treasury Bond ETF (TLTI)
NEOS Enhanced Income Credit Select ETF (HYBI)
NEOS Nasdaq-100® Hedged Equity Income ETF (QQQH)
NEOS Real Estate High Income ETF (IYRI)
NEOS Russell 2000® High Income ETF (IWMI)
NEOS S&P 500® Hedged Equity Income ETF (SPYH)

NEOS Ethereum High Income ETF (NEHI)

NEOS Long/Short Equity Income ETF (NLSI)

NEOS MLP & Energy Infrastructure High Income ETF (MLPI)

each a series of NEOS ETF Trust

Supplement dated January 6, 2026 to the

Statement of Additional Information ("SAI") dated:

June 2, 2025	NEOS Gold High Income ETF (IAUI)
September 10, 2025	NEOS MSCI EAFE High Income ETF (NIHI)
September 30, 2025	NEOS S&P 500® High Income ETF (SPYI); NEOS Enhanced Income Aggregate Bond ETF (BNDI); NEOS Enhanced Income 1-3 Month T-Bill ETF (CSHI); NEOS Nasdaq-100® High Income ETF (QQQI); NEOS Bitcoin High Income ETF (BTCI); NEOS Enhanced Income 20+ Year Treasury Bond ETF (TLTI); NEOS Enhanced Income Credit Select ETF (HYBI); NEOS Nasdaq-100® Hedged Equity Income ETF (QQQH); NEOS Real Estate High Income ETF (IYRI); NEOS Russell 2000® High Income ETF (IWMI); NEOS S&P 500® Hedged Equity Income ETF (SPYH)
November 26, 2025	NEOS Ethereum High Income ETF (NEHI)
December 5, 2025	NEOS Long/Short Equity Income ETF (NLSI)
December 16, 2025	NEOS MLP & Energy Infrastructure High Income ETF (MLPI)

Effective January 1, 2026:

The following replaces the chart in the SAI entitled “Officer Information”:

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

The address for each officer is c/o 13 Riverside Drive, Westport, CT 06880. Each officer of serves for an indefinite or until their successors are elected and qualified.

Officer’s Name, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During The Past Five Years
Josh Hunter 1981	Treasurer	Since 2021	Director and Fund Principal Financial Officer & Treasurer, Foreside Fund Officer Services, LLC (July 2015 - Present).
Robert Shea, 1966	Secretary	Since 2023	Chief Financial Officer/Chief Operating Officer, Intersect Capital Management (March 2021-Present); Chief Financial Officer Slate Hill Partners (April 2021-Present); Chief Marketing Officer (January 2018- February 2021).
John Canning 1970	Chief Compliance Officer	Since 2026	Managing Director, Chenery Compliance Group, LLC (March 2021 – Present); Senior Consultant, Foreside Fund Officer Services, LLC (September 2020 – March 2021); Chief Compliance Officer & Chief Operating Officer, Schneider Capital Management (May 2019 – July 2020).

This Supplement and the Prospectus and SAI dated January 6, 2026, provide relevant information for all shareholders and should be retained for future reference. These documents have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Fund at (833) 833-1311.